UNSECURED DEBT AND CROSS CURRENCY INTEREST RATE SWAPS - Cross Currency Interest Rate Swaps - Additional information (Details) $ in Thousands, € in Millions, $ in Millions		12 Months Ended
	Dec. 18, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Jun. 04, 2020 CAD ($)	Jun. 04, 2020 USD ($)	Nov. 27, 2019 CAD ($)	Nov. 27, 2019 EUR (€)	Sep. 24, 2019 CAD ($)	Sep. 24, 2019 EUR (€)	Dec. 20, 2016 CAD ($)	Dec. 20, 2016 EUR (€)	Jul. 03, 2014 CAD ($)	Jul. 03, 2014 EUR (€)
Disclosure of detailed information about borrowings [line items]
Principal issued and outstanding		$ 2,185,949	$ 1,189,816
Gain Loss On Hedges		(3,402)	1,192
December 11, 2026
Disclosure of detailed information about borrowings [line items]
Exchange of principal proceeds | €							€ 205.5
Principal issued and outstanding						$ 300,000
2021 Debentures
Disclosure of detailed information about borrowings [line items]
Principal issued and outstanding		250,000	250,000
2023 Debentures
Disclosure of detailed information about borrowings [line items]
Principal issued and outstanding		400,000	400,000
2024 Term Loan
Disclosure of detailed information about borrowings [line items]
Principal issued and outstanding		235,949	239,816
2026 Term Loan
Disclosure of detailed information about borrowings [line items]
Principal issued and outstanding		300,000	300,000
2026 Term Loan | December 11, 2026
Disclosure of detailed information about borrowings [line items]
Fixed interest rate on EUR						1.355%	1.355%
Fixed interest rate on US						1.355%	1.355%
2027 Debentures
Disclosure of detailed information about borrowings [line items]
Principal issued and outstanding		500,000		$ 370,300
2027 Debentures | Interest rate risk
Disclosure of detailed information about borrowings [line items]
Fixed interest rate on EUR				2.964%	2.964%
Fixed interest rate on US				2.964%	2.964%
June 4 2027
Disclosure of detailed information about borrowings [line items]
Exchange of principal proceeds				$ 370,300
Principal issued and outstanding				$ 500,000
2030 Debentures
Disclosure of detailed information about borrowings [line items]
Principal issued and outstanding		$ 500,000
2021 Cross Currency Interest Rate Swap | 2021 Debentures
Disclosure of detailed information about borrowings [line items]
Interest rate on CAD												3.788%	3.788%
Fixed interest rate on EUR												2.68%	2.68%
Fixed interest rate on US												2.68%	2.68%
2021 Cross Currency Interest Rate Swap | 2021 Debentures | July 5 2021
Disclosure of detailed information about borrowings [line items]
Exchange of principal proceeds | €													€ 171.9
Principal issued and outstanding												$ 250,000
2023 Cross Currency Interest Rate Swap | 2023 Debentures
Disclosure of detailed information about borrowings [line items]
Interest rate on CAD										3.873%	3.873%
Fixed interest rate on EUR										2.43%	2.43%
Fixed interest rate on US										2.43%	2.43%
2023 Cross Currency Interest Rate Swap | 2023 Debentures | November 30, 2023
Disclosure of detailed information about borrowings [line items]
Exchange of principal proceeds | €											€ 281.1
Principal issued and outstanding										$ 400,000
2024 Cross Currency Interest Rate Swap | 2024 Term Loan
Disclosure of detailed information about borrowings [line items]
Fixed interest rate on EUR								0.522%	0.522%
Exchange of principal proceeds | €									€ 168.2
Principal issued and outstanding								$ 185,000
Gain Loss On Hedges			$ 5,900
Fixed interest rate on US								0.522%	0.522%
2027 Cross Currency Interest Rate Swap
Disclosure of detailed information about borrowings [line items]
Interest rate on CAD				3.062%	3.062%
Exchange of principal proceeds				$ 500,000
Principal issued and outstanding					$ 500.0
2030 Cross Currency Interest Rate Swap | 2030 Debentures
Disclosure of detailed information about borrowings [line items]
Interest rate on CAD	2.378%
Fixed interest rate on EUR	1.045%
Exchange of principal proceeds	$ 319.4
Principal issued and outstanding	500.0
Gain Loss On Hedges	$ 0.1
Fixed interest rate on US	1.045%